Disposal of Subsidiaries	12 Months Ended
Sep. 30, 2024
Disposal of Subsidiaries [Abstract]
DISPOSAL OF SUBSIDIARIES

4. DISPOSAL OF SUBSIDIARIES

On February 13, 2023, the Company entered into an equity transfer agreement with Sutai (Tianjin) Packaging Materials Co., Ltd. (“Sutai”) to transfer 100% of the equity interests of Tianjin Jiahao Bicycle Co., Ltd. (“Tianjin Jiahao”), a wholly-owned subsidiary of Jiangsu EZGO, to Sutai for $6,141,721 (RMB44,810,000). The Company recognized a loss of $2,535,370 from the disposal of Tianjin Jiahao.

On April 3, 2023, Changzhou Yizhiying entered into an equity transfer agreement with Tianjin Mizhiyan New Energy Technologies Co., Ltd. (“Mizhiyan”) to transfer 80% equity interest of Tianjin Dilang Technologies Co., Ltd. (“Tianjin Dilang”), a subsidiary of Changzhou Yizhiying, to Mizhiyan for $307,018 (RMB2,240,000). The Company recognized a gain of $941,714 from the disposal of Tianjin Dilang.